Stock-Based Compensation (Details 3) - Employee Stock Option [Member]	12 Months Ended
Dec. 31, 2017
Option Indexed to Issuer's Equity [Line Items]
Risk-free interest rate	1.14%
Expected term	6 years 2 months 30 days
Expected price volatility	47.89%
Dividend yield	0.00%